Financial Assets/Liabilities at Fair Value through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2025
Financial Assets/Liabilities at Fair Value through Profit or Loss [Abstract]
Financial Assets at Fair Value through Profit and Loss

in € m.	Dec 31, 2025	Dec 31, 2024
Financial assets classified as held for trading:
Trading assets:
Trading securities	130,581	124,857
Other trading assets[1]	23,230	14,914
Total trading assets	153,811	139,772
Positive market values from derivative financial instruments	241,654	291,800
Total financial assets classified as held for trading	395,465	431,571
Non-trading financial assets mandatory at fair value through profit or loss:
Securities purchased under resale agreements	95,802	88,736
Securities borrowed	16,513	15,913
Loans	3,370	1,954
Other financial assets mandatory at fair value through profit or loss	8,810	7,721
Total Non-trading financial assets mandatory at fair value through profit or loss	124,495	114,324
Financial assets designated at fair value through profit or loss:
Loans	—	—
Other financial assets designated at fair value through profit or loss	—	—
Total financial assets designated at fair value through profit or loss	—	—
Total financial assets at fair value through profit or loss	519,960	545,895
[1]Includes traded loans of € 12.8 billion and € 11.4 billion at December 31, 2025 and 2024 respectively

Financial Liabilities at Fair Value through Profit and Loss

in € m.	Dec 31, 2025	Dec 31, 2024
Financial liabilities classified as held for trading:
Trading liabilities:
Trading securities	41,142	41,864
Other trading liabilities	1,738	1,635
Total trading liabilities	42,879	43,498
Negative market values from derivative financial instruments	225,827	276,410
Total financial liabilities classified as held for trading	268,706	319,908
Financial liabilities designated at fair value through profit or loss:
Securities sold under repurchase agreements	86,177	69,121
Loan commitments	2	6
Long-term debt	27,299	22,203
Other financial liabilities designated at fair value through profit or loss	1,577	717
Total financial liabilities designated at fair value through profit or loss	115,055	92,047
Investment contract liabilities	469	454
Total financial liabilities at fair value through profit or loss	384,230	412,409

Changes in fair value of financial liabilities attributable to movements in the Groups credit risk	Changes in fair value of financial liabilities attributable to movements in the Group’s credit risk[1]

in € m.	Dec 31, 2025	Dec 31, 2024
Presented in Other comprehensive Income
Cumulative change in the fair value	(272)	(157)
Presented in Statement of income
Annual change in the fair value reflected in the Statement of Income	—	—
Cumulative change in the fair value	—	—
[1]The fair value of a financial liability incorporates the credit risk of that financial liability. Changes in the fair value of financial liabilities issued by consolidated structured entities have been excluded as this is not related to the Group’s credit risk but to that of the legally isolated structured entity, which is dependent on the collateral it holds

Amounts realized on derecognition of liabilities designated at FVtPL	Amounts transferred on derecognition of liabilities designated at fair value through profit or loss[1]

in € m.	Dec 31, 2025	Dec 31, 2024
Amount presented in other comprehensive income transferred into retained earnings	(14)	(8)
[1] When a financial liability designated at fair value through profit or loss is derecognized/early extinguished, cumulative gains or losses in other comprehensive income attributable to the Group's own credit risk is transferred into retained earnings

Excess of the Contractual Amount Repayable at Maturity over the Carrying Value of Financial Liabilities	The excess of the contractual amount repayable at maturity over the carrying value of financial liabilities[1]

in € m.	Dec 31, 2025	Dec 31, 2024
Including undrawn loan commitments²	355	1,085
Excluding undrawn loan commitments	106	497
[1]Assuming the liability is extinguished at the earliest contractual maturity that the Group can be required to repay. When the amount payable is not fixed, it is determined by reference to conditions existing at the reporting date
[2]The contractual cash flows at maturity for undrawn loan commitments assume full drawdown of the facility
[1]

[1]	Assuming the liability is extinguished at the earliest contractual maturity that the Group can be required to repay. When the amount payable is not fixed, it is determined by reference to conditions existing at the reporting date